Stock-Based Compensation, TDS excluding U.S. Cellular, Valuation model (Details) - TDS Parent Company - TDS Long-Term Incentive Plans - Stock Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Black Scholes valuation model assumptions
Expected life	6 years 5 months	6 years 2 months	6 years 1 month
Expected annual volatility rate	30.40%	30.30%	30.80%
Dividend yield	2.20%	2.00%	1.90%
Risk-free interest rate	2.00%	1.30%	1.80%
Estimated annual forfeiture rate	2.50%	2.70%	3.20%